UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 226, Irving, TX              75062

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:  7/31/12

Item 1.  Schedule of Investments.

DANA LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares		Value
	COMMON STOCK - 98.0%
	AEROSPACE-DEFENSE - 1.6%
2,340	Lockheed Martin Corp.	$ 208,892

	AGRICULTURE - 1.8%
2,600	Philip Morris International, Inc.	237,744

	AIRLINES - 1.5%
19,800	Delta Airlines, Inc. *	191,070

	BANKS - 5.1%
15,400	Fifth Third Bancorp	212,828
6,200	US Bancorp	207,700
7,000	Wells Fardgo & Co.	236,670
		657,198
	CHEMICALS - 1.7%
4,400	EI du Pont de Nemours & Co.	218,680

	COMMERCIAL SERVICES - 2.0%
2,000	Alliance Data Systems Corp. *	260,000

	COMPUTERS - 7.9%
520	Apple, Inc. *	317,595
8,200	EMC Corp. *	214,922
1,260	International Business Machines Corp.	246,935
8,400	Seagate Technology PLC	252,168
		1,031,620
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
7,800	Discover Financial Services	280,488

	ELECTRIC - 3.7%
5,100	CMS Energy Corp.	125,766
2,300	NextEra Energy, Inc.	163,070
6,600	Xcel Energy, Inc.	193,446
		482,282
	ELECTRONICS - 2.0%
6,700	Agilent Technologies, Inc. *	256,543

	FOOD - 4.4%	176,528
3,400	Ingredion, Inc.	202,521
5,100	Kraft Foods, Inc.	195,096
8,800	Kroger Co. (The)	574,145

	FOREST PRODUCTS & PAPER - 1.6%
6,500	International Paper Co.	213,265

	HEALTHCARE-PRODUCTS - 2.1%
4,800	Covidien PLC	268,224

	HEALTHCARE-SERVICES - 1.8%
4,600	UnitedHealth Group, Inc.	235,014

	HOUSEHOLD PRODUCTS/WARES - 0.3%
500	Kimberly-Clark Corp.	43,455

	INSURANCE - 4.7%
3,100	ACE Ltd.	227,850
3,300	Prudential Financial, Inc.	159,324
4,400	Torchmark Corp.	218,900
		606,074
	LODGING - 2.0%
5,100	Wyndham Worldwide Corp.	265,455

	MACHINERY-CONTRUCTION MINING - 1.2%
1,820	Caterpillar, Inc.	153,262

	MACHINERY-DIVERSIFIED - 1.4%
1,900	Cummins, Inc.	182,210

	MEDIA- 1.7%
4,800	Viacom, Inc.	224,208

	METAL FABRICATE/HARDWARE - 1.3%
4,800	Timken Co.	173,760

	MISCELLANEOUS MANUFACTURING - 1.0%
6,000	General Electric Co.	124,500

	OIL & GAS - 9.7%
2,100	Apache Corp.	180,852
2,200	Chevron Corp.	241,076
4,000	ConocoPhillips	217,760
2,700	Exxon Mobil Corp.	234,495
6,200	Marathon Petroleum Corp.	293,260
1,650	Phillips 66	62,040
800	Seadrill Ltd.	31,032
		1,260,515
	OIL & GAS SERVICES - 1.6%
2,900	Oil States International, Inc. *	210,830

	PHARMACEUTICALS - 7.2%
4,200	Abbott Laboratories	278,502
6,000	Cardinal Health, Inc.	258,540
2,600	Herbalife Ltd.	142,714
5,700	Merck & Co., Inc.	251,769
		931,525
	REITS - 2.1%
7,700	Annaly Capital Management, Inc.	270,578

	RETAIL - 8.8%
5,000	CVS Caremark Corp.	226,250
6,400	Foot Locker, Inc.	211,328
4,400	Home Depot, Inc.	229,592
6,600	Macy's, Inc.	236,544
3,300	Wal-Mart Stores, Inc.	245,619
		1,149,333
	SEMICONDUCTORS - 4.9%
8,000	Intel Corp.	205,600
4,400	KLA-Tencor Corp.	224,004
3,400	Qualcomm, Inc.	202,912
		632,516
	SOFTWARE - 3.2%
8,200	CA, Inc.	197,374
7,600	Microsoft Corp.	223,972
		421,346
	TELECOMMUNICATIONS - 4.3%
1,900	AT&T, Inc.	72,048
2,800	BCE, Inc.	119,112
10,600	Cisco System, Inc.	169,070
4,500	Verizon Communications, Inc.	203,130
		563,360
	TOYS/GAMES/HOBBIES - 1.5%
5,400	Mattel, Inc.	189,918

	TRANSPORTATION - 1.7%
1,800	Union Pacific Corp.	220,698

	TOTAL COMMON STOCK (Cost - $11,124,569)	12,738,708

	SHORT-TERM INVESTMENTS - 1.9%
240,620	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.22%**	240,620
	(Cost - $240,620)

	TOTAL INVESTMENTS - 99.9% (Cost - $11,365,189)	$ 12,979,328
	OTHER ASSETS LESS LIABILITIES - 0.1%	15,694
	NET ASSETS - 100.0%	$ 12,995,022

*Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on July 31, 2012
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,886,533
	Unrealized depreciation	(272,394)
	Net unrealized appreciation	$ 1,614,139

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares		Value
	COMMON STOCK - 97.7%
	AEROSPACE/DEFENSE - 1.7%
2,890	United Technologies Corp.	$ 215,132

	APPAREL - 2.8%
1,851	VF Corp.	276,354
1,840	Wamaco Group, Inc. (The) *	78,494
		354,848
	AUTO PARTS & EQUIPMENT - 0.3%
2,000	Cooper Tire & Rubber Co.	34,940

	BANKS - 5.7%
6,454	BB&T Corp.	202,462
16,256	Fifth Thrid Bancorp.	224,658
1,390	First Interstate Bancsystem, Inc.	20,030
1,220	Lakeland Financial Corp.	31,403
3,645	PNC Financial Services Group, Inc.	215,419
1,710	Umpqua Holdings Corp.	21,341
		715,313
	BEVERAGES - 1.9%
5,284	Dr. Pepper Snapple Group, Inc.	240,845

	BIOTECHNOLOGY - 1.9%
4,312	Gilead Sciences, Inc. *	234,271

	COMMERCIAL SERVICES - 1.8%
1,636	Alliance Data Systems Corp. *	212,680
630	Insperity, Inc. *	16,531
		229,211
	COMPUTERS - 6.2%
3,761	Accenture PLC - Cl. A	226,788
510	Apple, Inc. *	311,488
8,653	EMC Corp. *	226,795
1,230	Mentor Graphics Corp. *	18,794
		783,865
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
6,200	Discover Financial Services	222,952
2,550	Encore Capital Group, Inc. *	71,400
6,789	NYSE Euronext	172,984
		467,336
	ELECTRIC - 0.4%
490	NorthWestern Corp.	18,096
750	UNS Energy Corp.	30,525
		48,621
	ELECTRICAL COMPONETS & EQUIPMENT - 2.1%
5,600	Emerson Electric Co.	267,512

	ELECTRONICS - 1.7%
3,800	Tyco International Ltd.	208,772

	FOOD - 6.9%
6,553	General Mills, Inc.	253,601
3,817	HJ Heinz Co.	210,737
9,309	Safeway, Inc.	144,755
9,000	Sysco Corp.	264,510
		873,603
	FOREST PRODUCTS & PAPER - 2.6%
2,255	Buckeye Technologies, Inc.	67,921
7,900	International Paper Co.	259,199
		327,120
	HEALTHCARE-PRODUCTS - 6.8%
4,900	Covidien PLC	273,812
3,530	Hanger, Inc. *	90,968
6,458	Medtronic, Inc.	254,574
750	Sirona Dental Systems, Inc. *	32,423
5,589	St Jude Medical, Inc.	208,805
		860,582
	HEALTHCARE-SERVICES - 1.9%
3,829	Humana, Inc.	235,866

	HOLDING COMPANIES - DIVERS - 0.1%
1,390	Compass Diversified Holdings	19,210

	HOUSEHOLD PRODUCTS/WARES - 0.2%
620	Helen of Troy Ltd. *	18,885

	INSURANCE - 4.0%
3,500	ACE Ltd.	257,250
4,311	Aflac, Inc.	188,736
2,100	American Equity Investment Life Holding Co.	24,507
3,030	Maiden Holdings Ltd.	25,725
		496,218
	INTERNET - 1.4%
11,051	Symantec Corp. *	174,053

	LODGING - 1.9%
4,496	Wyndham Worldwide Corp.	234,017

	MACHINERY-DIVERSIFIED - 2.4%
1,750	Deere & Co.	222,932
2,902	DXP Enterprises, Inc. *	77,350
		300,282
	MISCELLANEOUS MANUFACTURING - 2.4%
2,800	3M Co.	255,444
610	EnPro Industries, Inc. *	21,027
790	Koppers Holdings, Inc.	26,023
		302,494
	OIL & GAS - 7.2%
2,508	Apache Corp.	215,989
3,400	ConocoPhillips.	185,096
3,947	Devon Energy Corp.	233,347
975	Gulfport Energy Corp. *	20,085
1,350	Phillips 66	50,760
5,142	Seadrill Ltd.	199,458
		904,735
	OIL & GAS SERVICES - 3.5%
5,838	Halliburton Co.	193,413
3,438	Schlumberger Ltd.	244,992
		438,405
	PHARMACEUTICALS - 3.7%
5,294	AmerisourceBergen Corp.	210,172
5,046	Eli Lilly & Co.	222,175
3,500	Omega Protein Corp. *	29,155
		461,502
	PIPELINES - 1.6%
6,338	Spectra Energy Corp.	194,513

	REITS - 0.4%
420	LTC Properties, Inc.	14,994
1,420	Medical Properties Trust, Inc.	13,987
1,510	Ramco-Gershenson Properties	19,237
		48,218
	RETAIL - 2.1%
2,680	Advance Auto Parts, Inc.	188,002
570	America's Car-Mart, Inc. TX *	26,152
1,040	ANN, Inc. *	28,163
430	Cracker Barrel Old Country Store, Inc.	26,944
		269,261
	SEMICONDUCTORS - 7.7%
23,650	Applied Materials, Inc.	257,548
6,881	Avago Technologies, Ltd.	254,597
9,765	Intel Corp.	250,961
3,895	KLA-Tencor Corp.	198,294
		961,400
	SOFTWARE - 3.5%
7,465	CA, Inc.	179,683
920	JDA Software Group, Inc. *	27,213
6,888	Oracle Corp.	208,018
850	Synnex Corp. *	28,755
		443,669
	TELECOMMUNICATIONS - 1.7%
5,045	BCE, Inc.	214,614

	TOYS - GAMES - HOBBIES - 1.7%
6,200	Mattel, Inc.	218,054

	TRANSPORTATION - 3.6%
640	Atlas Air Worldwide Holdings, Inc. *	29,030
1,797	Union Pacific Corp.	220,330
2,750	United Parcel Service, Inc.	207,927
		457,287
	TRUCKING & LEASING - 0.2%
740	Textainer Group Holdings Ltd.	27,839

	TOTAL COMMON STOCK (Cost - $11,126,219)	12,282,493

	SHORT-TERM INVESTMENTS - 2.5%
25,300	Fifth Third Banksafe Trust *	25,300
287,388	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.22%**	287,388

	TOTAL SHORT-TERM INVESTMENTS	312,688
	(Cost 312,688)

	TOTAL INVESTMENTS - 100.2% (Cost - $11,438,907)	12,595,181
	OTHER LIABILITIES LESS ASSETS - (0.2) %	(27,173)
	NET ASSETS - 100.0%	12,568,008

* Non-income producing security
**Money market fund; interset rate reflects seven day effective yield on July 31, 2012

(a) Represents costs for fiancial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 1,506,703
	Unrealized depreciation	(350,429)
	Net unrealized appreciation	$ 1,156,274

EPIPHANY FFV LATIN AMERICA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012

Shares		Value
	COMMON STOCK - 87.5%
	AIRLINES - 2.1%
1,400	Latam Airlines Group SA - ADR	$ 34,426

	BANKS - 10.5%
454	Banco de Chile - ADR	38,791
500	Bancolombia SA	30,920
10,000	Banregio Grupo Firnanciaero SAB de CV	34,309
200	Credicorp Ltd.	23,188
2,700	Itau Unibanco Holding SA - ADR	42,687
		169,895
	BEVERAGES - 11.9%
400	Cia Cervecerias Unidas SA - ADR	26,492
800	Cia De Bebidas Americas - ADR	30,840
300	Coca-Cola Femsa SAB de CV	33,357
400	Fomento Economico Mexicano SAB de CV - ADR	34,168
4,500	Grupo Modelo SAB de CV	40,766
700	Vina Concha y Toro SA	27,300
		192,923
	BUILDING MATERIALS - 1.7%
2,400	Desarrolladora Homex SAB de CV ADR *	28,464

	CHEMICALS - 5.7%
2,100	Braskem SA	25,515
8,000	Mexichem SAB de CV	37,972
500	Sociedad Quimica y Minera de Chile SA - ADR	29,965
		93,452
	ELECTRIC - 8.1%
2,250	Cia Energetica de Minas Gerais	42,773
1,500	Cia Paranaense de Energia - ADR	30,390
500	Empresa Nacional de Electricidad SA (Chile) - ADR	24,995
2,000	Enersis S.A. - ADR	33,100
		131,258
	ENGINEERING & CONSTRUCTION - 2.7%
500	Grupo Aeroportuario del Sureste SAB de CV	44,555

	FOOD - 6.1%
1,500	BRF-Brasil Foods SA	21,570
500	Cia Brasileira de Distribuicao Group Pao de Acucar ADR	20,445
1,500	Cosan Ltd.	19,050
15,000	Grupo Bimbo SAB de CV	37,389
		98,454
	HOLDING COMPANIES - DIVERS - 2.5%
2,600	Alfa SAB de CV	41,612

	HOUSEHOLD PRODUCTS - WARES - 1.9%
15,000	Kimberly-Clark de Mexico SAB de CV	31,402

	IRON/STEEL - 7.6%
2,800	Gerdau SA - ADR	25,480
3,000	Grupo Simec SAB de CV - ADR	29,400
2,000	Ternium SA - ADR	39,100
1,600	Vale SA - ADR	28,880
		122,860
	MEDIA - 2.0%
1,400	Grupo Televisa SAB	31,906

	METAL FABRICATE/HARDWARE - 1.4%
600	Tenaris SA- ADR	22,968

	MINING - 5.3%
700	Cia de Minas Buenaventura SA	25,494
9,000	Grupo Mexico SAB de CV	25,348
1,100	Southern Copper Corp.	35,508
		86,350
	OIL & GAS - 5.0%
600	Ecopetrol SA - ADR	40,061
2,100	Petroleo Brasileiro SA - ADR	40,563
		80,624
	RETAIL - 5.3%
1,300	Arcos Dorados Holdings, Inc.	17,004
4,400	El Puerto de Liverpool SAB de CV	34,784
12,000	Wal-Mart de Mexico SAB de CV	33,896
		85,684
	TELECOMMUNICATIONS - 5.6%
1,500	America Movil SAB de CV	40,035
1,200	Telefonica Brasil SA - ADR	28,020
1,100	Tim Participacoes SA - ADR	23,265
		91,320
	WATER - 2.1%
400	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	33,760

	TOTAL COMMON STOCK (Cost - $1,483,397)	1,421,913

	EXCHANGE TRADED FUNDS - 5.5%
1,500	Global X FTSE Colombia 20 ETF	30,975
500	iShares MSCI Chile Investable Market Index Fund	30,620
700	iShares MSCI All Peru Capped Index Fund	28,329

	TOTAL EXCHANGE TRADED FUNDS (Cost - $96,808)	89,924

	SHORT-TERM INVESTMENTS - 5.0%
80,504	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.22%**	80,504
	(Cost - $80,504)

	TOTAL INVESTMENTS - 98.0% (Cost - $1,660,709) (a)	$ 1,592,341
	OTHER ASSETS LESS LIABILITIES- 2.0%	32,424
	NET ASSETS - 100.0%	$ 1,624,765

ADR - American Depositary Receipt
** Money market fund; interest rate reflects seven day effective yield on July 31, 2012

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 59,268
	Unrealized depreciation	(127,636)
	Net unrealized depreciation	$ (68,368)

EPIPHANY STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares					Value
	COMMON STOCK - 7.4%
	APPAREL - 0.2%
202	V.F. Corp.				$ 30,159

	COAL - 0.3%
825	Alliance Holdings GP LP				39,402

	DISTRIBUTION/WHOLESALE - 0.5%
427	Genuine Parts Co.				27,341
1,398	Global Partners LP				34,922
					62,263
	ELECTRIC - 1.1%
1,739	CMS Energy Corp.				42,884
828	Pinnacle West Capital Corp.				44,331
1,208	Wisconsin Energy Corp.				49,214
					136,429
	FOREST PRODUCTS & PAPER - 0.1%
172	International Paper Co.				5,643

	HEALTHCARE - PRODUCTS - 0.3%
757	Medtronic, Inc.				29,841

	INVESTMENT COMPANIES - 0.3%
1,761	Triangle Capital Co.				40,380

	OIL & GAS - 0.6%
1,395	Legacy Reserves LP				36,870
62	Occidental Petroleum Corp.				5,396
1,224	Vanguard Natural Resources LLC.				35,031
					77,297
	PIPELINES - 1.4%
106	Buckeye Partners LP				5,761
112	Energy Transfer Partners LP				5,130
612	Enterprise Products Partners LP				32,436
574	Magellan Midstream Partners LP				44,904
96	MarkWest Energy Partners LP				5,047
1,299	Penn Virginia Resource Partners LP				33,501
175	Spectra Energy Corp.				5,371
886	Sunoco Logistics Partners LP				35,662
					167,812
	REITS - 1.4%
575	Ashford Hospitality Trust, Inc.				4,387
499	Digital Realty Trust, Inc.				38,954
638	Health Care REIT, Inc.				39,703
1,841	Omega Healthcare Investors, Inc.				44,626
877	Rayonier, Inc.				41,824
					169,494
	SEMICONDUCTORS - 0.3%
1,341	Intel Corp.				34,464

	TELECOMMUNICATIONS - 0.3%
2,165	Consolidated Communications Holdings, Inc.				34,337

	TRUCK LEASING - 0.3%
900	Textainer Group Holdings Ltd.				33,858

	WATER - 0.3%
1,149	American Water Works Co., Inc.				41,651

	TOTAL COMMON STOCK (Cost - $819,795)				903,030

	CLOSED-END FUNDS - 7.0%
29,490	AllianceBernstein Income Fund				250,960
10,094	BlackRock Floating Rate Income Strategies Fund, Inc.				152,420
19,868	BlackRock Income Trust, Inc.				152,586
10,302	BlackRock Strategy Bond Trust				149,379
13,876	DWS Multi-Market Income Trust				150,832
	TOTAL CLOSED-END FUNDS (Cost - $802,728)				856,177

Shares		Rate %			Value
	BONDS & NOTES - 62.6%
	AUTO PARTS & EQUIPMENT - 0.5%
50,000	Johnson Controls, Inc.	5.500%		1/15/2016	56,626

	BANKS - 3.7%
60,000	Bank of New York Mellon Corp. (The)	4.300%		5/15/2014	64,038
65,000	BB&T Corp.	4.900%		6/30/2017	71,874
70,000	Fifth Third Bancorp	4.500%		6/1/2018	74,924
100,000	Goldman Sachs Group, Inc. (The)	5.250%		7/27/2021	104,830
60,000	PNC Financial Services Group, Inc.	6.750%			65,000
70,000	Regions Financial Corp.	5.750%		6/15/2015	74,638
					455,304
	CHEMICALS - 0.9%
98,000	Praxair, Inc.	4.375%		3/31/2014	104,102

	COAL - 2.1%
250,000	Peabody Energy Corp.	6.500%		9/15/2020	251,563

	COMMERCIAL SERVICES - 0.9%
100,000	Block Financial LLC	5.125%		10/30/2014	106,199

	ELECTRONICS - 0.9%
100,000	Jabil Circuit, Inc.	7.750%		7/15/2016	115,125

	FOOD - 0.9%
100,000	ConAgra Foods, Inc.	5.875%		4/15/2014	108,021

	INSURANCE - 0.4%
50,000	Hartford Financial Services Group, Inc.	5.500%		10/15/2016	54,163

	MUNICIPAL - 11.1%
63,147	Colorado Housing & Finance Authority	5.220%		5/1/2036	63,193
100,000	Colorado Housing & Finance Authority	1.146%		5/1/2014	100,362
250,000	Kentucky Housing Corp.	3.168%		1/1/2020	256,100
60,000	Maryland Community Development Administration	5.750%		9/1/2039	64,937
85,000	Maryland Community Development Administration	6.500%		3/1/2043	90,472
45,000	Missouri Housing Development Commission	6.250%		9/1/2032	46,661
125,000	Missouri Housing Development Commission	5.830%		9/1/2017	135,674
55,000	New Hampshire Housing Finance Authority	5.533%		7/1/2037	56,251
15,000	New Mexico Mortgage Finance Authority	6.350%		1/1/2028	16,458
100,000	North Carolina Housing Finance Agency	4.000%		1/1/2034	103,938
135000	Ohio Housing Finance Agency	6.001%		9/1/2035	137,585
45,000	Oklahoma Housing Finance Agency	5.410%		3/1/2014	47,493
95,000	Utah Housing Corp.	5.110%		7/1/2017	97,139
80,000	Vancouver Housing Authority	3.574%		3/1/2016	85,067
45,000	Wisconsin Housing & Economic Development Authority	5.530%		3/1/2038	45,956
					1,347,286
	OIL & GAS - 6.5%
100,000	ATP Oil & Gas Corp.	11.850%		5/1/2015	38,500
150,000	Chesapeake Energy Corp.	6.500%		8/15/2017	150,375
150,000	ConocoPhillips	5.750%		2/1/2019	185,795
200,000	Newfield Exploration Co.	6.875%		2/1/2020	216,000
175,000	Transocean, Inc.	6.000%		3/15/2018	201,166
					791,836
	PIPELINES - 1.2%
40,000	Oneok, Inc.	5.200%		6/15/2015	43,748
100,000	Spectra Energy Capital LLC	5.668%		8/15/2014	108,341
					152,089
	RETAIL - 1.6%
200,000	JC Penney Corp, Inc.	7.950%		4/1/2017	192,250

	U.S. GOVERNMENT - 15.8%
280,000	United States Treasury Inflation Indexed Bonds	0.625%		4/15/2013	305,901
150,000	United States Treasury Inflation Indexed Bonds	2.000%		7/15/2015	194,451
150,000	United States Treasury Inflation Indexed Bonds	1.875%		1/15/2014	194,580
160,000	United States Treasury Inflation Indexed Bonds	2.000%		7/15/2014	207,675
200,000	United States Treasury Inflation Indexed Bonds	1.250%		4/15/2014	225,420
200,000	United States Treasury Inflation Indexed Bonds	2.000%		1/15/2016	257,992
150,000	United States Treasury Inflation Indexed Bonds	2.500%		7/15/2016	197,000
100,000	United States Treasury Note/Bond	2.375%		2/28/2015	105,418
100,000	United States Treasury Note/Bond	3.375%		11/15/2019	116,734
100,000	United States Treasury Note/Bond	3.500%		5/15/2020	118,000
					1,923,171
	U.S. GOVERNMENT AGENCY - 16.1%
200,000	Federal Farm Credit Bank	0.350%		10/3/2013	200,354
40,596	Federal Home Loan Mortgage Corporation	2.220%	+	9/1/2022	41,721
28,686	Federal Home Loan Mortgage Corporation	2.276%	+	1/1/2024	29,712
30,824	Federal Home Loan Mortgage Corporation	2.415%	+	1/1/2024	31,933
14,258	Federal Home Loan Mortgage Corporation	2.415%	+	11/1/2018	14,959
17,560	Federal Home Loan Mortgage Corporation	4.689%	+	5/1/2038	18,725
42,651	Federal National Mortgage Association	1.455%	+	4/1/2024	43,879
21,038	Federal National Mortgage Association	2.295%	+	8/1/2034	22,109
116,819	Federal National Mortgage Association	2.332%	+	3/1/2038	123,983
123,187	Federal National Mortgage Association	2.372%		6/1/2036	129,832
3,665	Federal National Mortgage Association	2.500%	+	1/1/2017	3,824
56,147	Federal National Mortgage Association	2.674%	+	6/1/2036	59,997
96,651	Federal National Mortgage Association	2.899%	+	7/1/2036	103,314
42,880	Federal National Mortgage Association	3.736%	+	11/1/2020	44,168
40,000	Federal National Mortgage Association	4.625%		10/15/2014	43,784
41,881	Federal National Mortgage Association	4.628%	+	9/1/2038	44,570
3,734	Government National Mortgage Association	6.500%		1/15/2024	4,248
1,225	Government National Mortgage Association	6.500%		4/15/2026	1,405
493	Government National Mortgage Association	7.000%		8/15/2023	559
641	Government National Mortgage Association	7.000%		9/15/2023	725
1,795	Government National Mortgage Association	7.000%		2/15/2024	2,047
17,316	Government National Mortgage Association	7.000%		4/15/2028	19,941
3,546	Government National Mortgage Association	7.500%		12/15/2023	4,094
2,092	Government National Mortgage Association	8.000%		2/15/2023	2,371
1,006	Government National Mortgage Association	8.500%		4/15/2022	1,124
453	Government National Mortgage Association	9.000%		6/15/2021	479
151	Government National Mortgage Association	9.000%		2/15/2022	175
29,363	Government National Mortgage Association	1.625%	+	10/20/2022	30,121
92,301	Government National Mortgage Association	1.625%	+	1/20/2023	94,475
14,045	Government National Mortgage Association	1.625%	+	7/20/2023	14,433
15,017	Government National Mortgage Association	1.625%	+	8/20/2023	15,433
47,747	Government National Mortgage Association	1.625%	+	1/20/2024	48,934
10,439	Government National Mortgage Association	1.625%	+	2/20/2024	10,699
10,967	Government National Mortgage Association	1.625%	+	3/20/2024	11,242
9,811	Government National Mortgage Association	1.625%	+	9/20/2024	10,098
14,103	Government National Mortgage Association	1.625%	+	9/20/2024	14,515
9,862	Government National Mortgage Association	1.625%	+	7/20/2025	10,163
46,820	Government National Mortgage Association	1.625%	+	9/20/2030	48,243
80,874	Government National Mortgage Association	1.625%	+	7/20/2031	83,818
86,928	Government National Mortgage Association	1.625%	+	1/20/2032	89,734
10,563	Government National Mortgage Association	1.625%	+	12/20/2032	10,947
121,683	Government National Mortgage Association	1.625%		10/20/2034	126,241
11,009	Government National Mortgage Association	2.000%	+	12/20/2024	11,342
40,452	Government National Mortgage Association	2.000%	+	2/20/2025	41,597
5,359	Government National Mortgage Association	2.375%	+	4/20/2024	5,479
11,789	Government National Mortgage Association	2.375%	+	5/20/2024	12,055
15,925	Government National Mortgage Association	2.500%	+	12/20/2024	16,420
189,709	Government National Mortgage Association	2.500%	+	8/20/2041	197,269
52,745	Government National Mortgage Association	4.500%	+	7/20/2036	55,977
					1,953,267

	TOTAL BONDS & NOTES (Cost - $7,523,957)				7,611,002
Shares
	PREFERRED STOCK - 18.0%
	BANKS - 2.6%
4,000	Fifth Third Capital Trust VI	7.250%			101,640
6,000	Goldman Sachs Group, Inc. The	3.750%			114,720
2,400	HSBC Holdings PLC.	8.125%			62,952
1,400	Susquehanna Capital I	9.375%			36,162
					315,474
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
3,000	Capital One Capital II	7.500%			76,770
4,000	HSBC Finance Corp.	6.360%			100,440
					177,210
	INSURANCE - 6.7%
3,000	Aegon NV	6.375%			75,150
6,000	American Financial Group, Inc.	7.125%			154,860
4,000	Aspen Insurance Holdings Ltd.	7.401%			104,680
3,000	Aviva PLC	8.250%			82,950
1,680	Axis Capital Holdings Ltd.	7.250%			44,436
4,200	Endurance Specialty Holdings Ltd.	7.750%			113,148
5,000	Hartford Financial Services Group, Inc.	7.250%			87,950
6,000	PartnerRe Ltd.	6.750%			153,300
					816,474
	INVESTMENT COMPANIES - 0.2%
1,000	Triangle Capital Corp.	7.000%			26,300

	OIL & GAS - 0.6%
5,000	GMX Resources, Inc.	9.250%			71,750

	REITS - 6.5%
4,400	Ashford Hospitality Trust, Inc.	8.550%			111,320
4,000	Duke Weeks Realty Corp. ( New)	8.375%			105,960
5,000	DuPoint Fabros Technology, Inc.	7.875%			132,500
7,000	First Potomac Realty Trust	7.750%			181,510
5,000	Kimco Realty Corp.	7.750%			127,150
4,000	Realty Income Corp.	6.750%			101,800
1,000	Weingarten Realty Investors	6.500%			25,260
					785,500

	TOTAL PREFERRED STOCK (Cost - $2,134,533)				2,192,708

	SHORT-TERM INVESTMENTS - 4.1%
493,341	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.22% *				493,341
	(Cost - $493,341)

	TOTAL INVESTMENTS - 99.2% (Cost - $11,774,354)				$ 12,056,258
	OTHER ASSETS LESS LIABILITIES - 0.8%				96,455
	NET ASSETS - 100.0%				$ 12,152,713

+ Adjusted rate secutirites
* Money market fund, interest rate reflects seven day effective yield on July 31, 2012

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differ from market Value by net unrealized appreciation/(depreciation on securities as follows:
	Unrealized appreciation				$ 432,382
	Unrealized depreciation				(150,478)
	Net unrealized appreciation				$ 281,904

Epiphany Funds
PORTFOLIO OF INVESTMENTS
July 31, 2012 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Funds assets and liabilities measured at fair value:

Epiphany FFV Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,282,493	$ -	$ -	$ 12,282,493
Short-Term Investments	312,688	-	-	312,688
Total	$ 12,595,181	$ -	$ -	$ 12,595,181

Epiphany FFV Strategic Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 903,030	$ -	$ -	$ 903,030
Closed End Funds	856,177
Bonds & Notes	-	7,611,002	-	7,611,002
Preferred Stock	-	2,192,708	-	2,192,708
Short-Term Investments	493,341	-	-	493,341
Total	$ 2,252,548	$ 9,803,710	$ -	$ 12,056,258

Epiphany FFV Latin America Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,421,913	$ -	$ -	$ 1,421,913
Exchange Traded Funds	89,924	-	-	89,924
Short-Term Investments	80,504	-	-	80,504
Total	$ 1,592,341	$ -	$ -	$ 1,592,341

Dana Large Cap Core Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,738,708	$ -	$ -	$ 12,738,708
Short-Term Investments	240,620	-	-	240,620
Total	$ 12,979,328	$ -	$ -	$ 12,979,328

The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

By (Signature and Title)

       Samuel J. Saladino, III, President

Date

10/1/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        Samuel J. Saladino, III, President

Date

10/1/12

By (Signature and Title)

Nancy Benson, Treasurer

Date

10/1/2012